LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Current borrowings	R$ 3,471,739	R$ 3,655,537
Non-current
Non-current borrowings	71,734,198	75,973,092
Total
Total borrowings	R$ 75,205,937	79,628,629	R$ 72,899,882
Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	14.21%
Current
Current borrowings before other adjustments	R$ 31,109	21,980
Non-current
Non-current borrowings before other adjustments	5,419,602	5,418,088
Total
Borrowings, before other adjustments	5,450,711	5,440,068
Foreign
Current
Current borrowings before other adjustments	1,717,973	1,806,130
Non-current
Non-current borrowings before other adjustments	60,263,741	64,181,650
Non-current borrowings	60,263,741
Total
Borrowings, before other adjustments	61,981,714	65,987,780
Foreign | BNDES
Non-current
Non-current borrowings	R$ 4,478
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.97%
Current
Current borrowings before other adjustments	R$ 13,472	14,399
Non-current
Non-current borrowings before other adjustments	4,478	11,952
Total
Borrowings, before other adjustments	17,950	26,351
Foreign | Bonds
Non-current
Non-current borrowings	R$ 43,426,332
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.99%
Current
Current borrowings before other adjustments	R$ 905,664	972,053
Non-current
Non-current borrowings before other adjustments	43,426,332	46,253,007
Total
Borrowings, before other adjustments	44,331,996	47,225,060
Foreign | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 16,832,931
Foreign | Export credits ("export prepayment") | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.08%
Current
Current borrowings before other adjustments	R$ 795,964	818,896
Non-current
Non-current borrowings before other adjustments	16,832,931	17,916,691
Total
Borrowings, before other adjustments	17,628,895	18,735,587
Foreign | Other borrowings
Current
Current borrowings before other adjustments	2,873	782
Total
Borrowings, before other adjustments	2,873	782
Domestic (Brazil)
Current
Current borrowings	1,753,766	1,849,407
Non-current
Non-current borrowings	11,470,457	11,791,442
Total
Total borrowings	R$ 13,224,223	13,640,849
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.75%
Current
Current borrowings before other adjustments	R$ 24,242	24,672
Non-current
Non-current borrowings before other adjustments	10,532	22,611
Non-current borrowings	10,532
Total
Borrowings, before other adjustments	R$ 34,774	47,283
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.33%
Current
Current borrowings before other adjustments	R$ 73,780	67,499
Non-current
Non-current borrowings before other adjustments	272,269	312,077
Non-current borrowings	272,269
Total
Borrowings, before other adjustments	R$ 346,049	379,576
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.02%
Current
Current borrowings before other adjustments	R$ 32,632	32,854
Non-current
Non-current borrowings before other adjustments	943,144	703,502
Non-current borrowings	943,144
Total
Borrowings, before other adjustments	R$ 975,776	736,356
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.83%
Current
Current borrowings before other adjustments	R$ 49,628	35,086
Non-current
Non-current borrowings before other adjustments	794,341	782,685
Non-current borrowings	794,341
Total
Borrowings, before other adjustments	843,969	817,771
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
Non-current
Non-current borrowings	R$ 1,164,331
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.19%
Current
Current borrowings before other adjustments	R$ 1,452,508	1,561,639
Non-current
Non-current borrowings before other adjustments	1,164,331	1,687,560
Total
Borrowings, before other adjustments	2,616,839	3,249,199
Domestic (Brazil) | NCE ("Export Credit Notes")
Non-current
Non-current borrowings	R$ 1,276,973
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.52%
Current
Current borrowings before other adjustments	R$ 64,434	39,535
Non-current
Non-current borrowings before other adjustments	1,276,973	1,276,330
Total
Borrowings, before other adjustments	1,341,407	1,315,865
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Non-current borrowings	R$ 273,990
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.75%
Current
Current borrowings before other adjustments	R$ 11,468	7,335
Non-current
Non-current borrowings before other adjustments	273,990	273,852
Total
Borrowings, before other adjustments	285,458	281,187
Domestic (Brazil) | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 1,315,275
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.06%
Current
Current borrowings before other adjustments	R$ 23,400	77,694
Non-current
Non-current borrowings before other adjustments	1,315,275	1,314,737
Total
Borrowings, before other adjustments	1,338,675	1,392,431
Domestic (Brazil) | Debentures
Non-current
Non-current borrowings	5,419,602
Domestic (Brazil) | Others (Revolving Cost, Working capital and Industrial Development Fund ("FDI") and fair value adjustment on business combination | Fixed
Current
Other adjustments to current borrowings	(9,435)	(18,887)
Total
Other adjustments to borrowings	R$ (9,435)	R$ (18,887)